Basis of preparation, significant judgments, and accounting policies, Research and Development Tax Credits (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Research and development tax credits [Abstract]
Amount recognized for research and development tax credits	$ 1.2	$ 2.0
Percentage of sensitivity on remaining unrecognized research and development tax credit		5.00%